General information (Tables)	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
Schedule of interests in subsidiaries
The consolidated subsidiaries of the Company as of December 31, 2025 are as follows:

Subsidiary	Percentage of ownership(1)	Location	Fiscal year end	Main business
DoubleDown Interactive LLC	100%	USA	December	Game development
Double8 Games Co., Ltd	100%	Korea	December	Game development
SuprNation AB	100%	Sweden	December	Holding company
SuprClick Limited	100%	Malta	December	Marketing
SuprHoldings Limited	100%	Malta	December	Holding company
Red Sea Media Limited(2)	50%	Malta	December	Marketing
SuprPay Limited	100%	Malta	December	Game publishing and service
SuprPlay Limited	100%	Malta	December	Game publishing and service
SuprMedia Limited	100%	Gibraltar	December	Game publishing and service
SuprIsle Limited	100%	Isle of Man	December	Game publishing and service
SuprIsle Services Limited	100%	Isle of Man	December	Game publishing and service
WHOW Games GmbH	100%	Germany	December	Game development
WHOW Marketing GmbH	100%	Germany	December	Marketing
PlayCade Interactive GmbH	100%	Germany	December	Game development
(1)The effective percentage of ownership held by the Company, either directly or indirectly through its subsidiaries.
(2)     The Company holds 50% of the voting shares in Red Sea Media Limited and has substantive control, enabling it to exercise decision-making authority over its management.